Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Treasury shares [member]	Contributed surplus [member]	Retained earnings [member]	Total equity [member]
Balance at Dec. 31, 2023	$ 296,232		$ 24,179	$ (149,997)	$ 170,414
Balance, shares at Dec. 31, 2023	35,625,587
IfrsStatementLineItems [Line Items]
Stock based compensation			1,237		1,237
Stock options exercised	$ 87		(41)		46
Stock options exercised, shares	80,000
RSUs vested	$ 144		(144)
RSUs vested, shares	35,378
Treasury share purchases		$ (1,154)			(1,154)
Treasury share purchases, shares		(280,656)
Retirement of treasury shares	$ (1,154)	$ 1,154
Retirement of treasury shares, shares	(280,656)	280,656
Stock based compensation reserve for income taxes			149		149
Net income				18,115	18,115
Balance at Dec. 31, 2024	$ 295,309		25,380	(131,882)	188,807
Balance, shares at Dec. 31, 2024	35,460,309
IfrsStatementLineItems [Line Items]
Stock based compensation			1,969		1,969
Stock options exercised	$ 378		(184)		194
Stock options exercised, shares	191,303
RSUs vested	$ 331		(331)
RSUs vested, shares	87,858
Treasury share purchases		$ (1,920)			(1,920)
Treasury share purchases, shares		(311,712)
Retirement of treasury shares	$ (1,718)	$ 1,718
Retirement of treasury shares, shares	(267,637)	267,637
Stock based compensation reserve for income taxes			(651)		(651)
Net income				15,477	15,477
Balance at Dec. 31, 2025	$ 294,300	$ (202)	$ 26,183	$ (116,405)	$ 203,876
Balance, shares at Dec. 31, 2025	35,471,833	(44,075)